ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
ASU 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Condensed Consolidated Statement of Financial Position to Reflect Cumulative Effect of Adjustments
The impact of the adoption of ASU 2014-09 on our Consolidated Statement of Operations follows:

	As Reported	Under Legacy GAAP	Impact of ASU 2014-09
	(In thousands)

Non-interest income - Interchange income	$9,905	$8,434	$1,471	(1)

Non-interest expense - interchange expense	$2,702	$1,231	1,471	(1)
Impact on net income			$-

(1)	Represents certain costs charged by payment networks that were previously netted against interchange income.